Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2011-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1/31/2014

A.	DATES	Begin	End	# days

1	Payment Date		2/18/2014
2	Collection Period	1/1/2014	1/31/2014	31
3	Monthly Interest Period-Actual	1/15/2014	2/17/2014	34
4	Monthly Interest - Scheduled	1/15/2014	2/14/2014	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	0.00	-	-	-	-	0.0000000
6	Class A-2 Notes	249,050,000.00	0.00	-	-	-	-	-
7	Class A-3 Notes	249,450,000.00	0.00	-	-	-	-	-
8	Class A-4 Notes	86,660,000.00	9,834,943.59	-	-	9,834,943.59	-	-
9	Total Class A Notes	684,370,000.00	9,834,943.59	0.00	0.00	9,834,943.59	-
10	Class B Notes	32,390,000.00	32,390,000.00	-	-	12,400,642.98	19,989,357.02	0.6171459

11	Total Notes	$716,760,000.00	42,224,943.59	$0.00	$0.00	$22,235,586.57	19,989,357.02

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08				80,993,080.08
13	Series 2011-A Notes	12,177,720.75	24,297,924.03				24,297,924.03

14	Total Overcollateralization	93,170,800.83	105,291,004.11				105,291,004.11
15	Total Target Overcollateralization	$105,291,004.11	105,291,004.11				105,291,004.11

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.30137%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.81000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	1.49000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.78000%	14,588.50	0.1683418	9,834,943.59	113.4888483	0.00
20	Total Class A Notes		14,588.50	0.0213167	9,834,943.59	14.3707988	0.00
21	Class B Notes	2.10000%	56,682.50	1.7500000	12,400,642.98	382.8540593	0.00

22	Totals		71,271.00	0.0994350	22,235,586.57	31.0223597	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	132,764,352.93				112,752,325.02

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	4.00%	4.00%
25	Aggregate Securitization Value	809,930,800.83	125,280,361.13
26	Aggregate Base Residual Value (Not Discounted)	537,958,155.81	117,586,707.37

		Units	Securitization Value
27	Securitization Value — Beginning of Period	9,971	147,515,947.70
28	Depreciation/Payments		(2,000,096.99)
29	Gross Credit Losses	(22)	(285,394.64)
30	Scheduled & Early Terminations	(1,085)	(14,671,149.32)
31	Payoff Units & Lease Reversals	(326)	(5,278,945.62)
32	Repurchased Leases	-	-

33	Securitization Value - End of Period	8,538	125,280,361.13

World Omni Automobile Lease Securitization Trust 2011-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1/31/2014

C.	SERVICING FEE

34	Servicing Fee Due	122,929.96

35	Unpaid Servicing Fees - Prior Collection Periods	0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(14,004.39)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)	8,099,308.01
38	Beginning Reserve Account Balance	8,099,308.01
39	Ending Reserve Account Balance	8,099,308.01

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	7,642	99.08%	113,045,648.40
41	31 - 60 Days Delinquent	47	0.61%	681,351.59
42	61 - 90 Days Delinquent	17	0.22%	221,988.96
43	91+ Days Delinquent	7	0.09%	45,607.77

44	Total	7,713	100.00%	113,994,596.72

45	Current Period Net Residual Losses/(Gains)				(450,929.53)

46	Current Period Net Credit Losses/(Gains)				19,656.29

World Omni Automobile Lease Securitization Trust 2011-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1/31/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

47	Collected Amounts	24,533,486.50

48	Investment Earnings on Collection Account	360.34

49	Total Collected Amounts, prior to Servicer Advances	24,533,846.84

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	24,533,846.84

DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	122,929.96
53	Interest on the Exchange Note - to the Trust Collection Account	232,337.62
54	Principal on the Exchange Note - to the Trust Collection Account	20,012,027.91
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,220,842.77
56	Remaining Funds Payable to Trust Collection Account	1,945,708.58

57	Total Distributions	24,533,846.84

G.	TRUST COLLECTION ACCOUNT
AVAILABLE FUNDS

58	Available Funds	24,410,916.88

59	Investment Earnings on Reserve Account	157.69

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	24,411,074.57

DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	6,146.50
63	Class A Noteholders' Interest Distributable Amount	14,588.50
64	Noteholders' First Priority Principal Distributable Amount	-
65	Class B Noteholders' Interest Distributable Amount	56,682.50
66	Noteholders' Second Priority Principal Distributable Amount	-
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
68	Noteholders' Regular Principal Distributable Amount	22,235,586.57
69	Remaining Funds Payable to Certificateholder	2,098,070.50

70	Total Distributions	24,411,074.57